Earnings (Loss) Per Share - Calculation of Basic and Diluted Earnings Per Share (Details) - CAD CAD / shares in Units, shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [line items]
Common shareholders' net income (loss) for basic earnings per share	CAD 2,149	CAD 2,485
Add: Increase in income due to convertible instruments	10	10
Common shareholders' net income (loss) on a diluted basis	CAD 2,159	CAD 2,495
Weighted average number of common shares outstanding for basic earnings per share (in shares)	613	613
Dilutive impact of stock options (in shares)	1	1
Dilutive impact of convertible instruments (in shares)	4	5
Weighted average number of common shares outstanding on a diluted basis (in shares)	618	619
Basic earnings (loss) per share (in CAD per share)	CAD 3.51	CAD 4.05
Diluted earnings (loss) per share (in CAD per share)	CAD 3.49	CAD 4.03
Stock Option
Earnings per share [line items]
Stock options excluded from computation of earnings per share (in shares)		1